Note 17 - Related Parties (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended							2 Months Ended	12 Months Ended			22 Months Ended
	Jun. 13, 2023	Apr. 21, 2022	Jun. 30, 2018	Dec. 31, 2024	Jul. 31, 2024	Jan. 31, 2024	Jun. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Apr. 30, 2022	Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2023
Disclosure of transactions between related parties [line items]
Proceeds from sales of investments other than investments accounted for using equity method								$ 59,000
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share (in dollars per share)				$ 0.4							$ 0.4
Dividends recognised as distributions to owners per share					$ 0.4	$ 0.4	$ 0.4	$ 0.8				$ 0.8	$ 1.2
Dividends, per share					$ 0.4	$ 0.4	$ 0.4	$ 0.8				$ 0.8	$ 1.2
Dividends recognised as distributions to owners					$ 7,800	$ 25,100		$ 12,300				$ 70,398	$ 107,222
Share repurchases, amount												0	32,695	$ 146,068
nHorizon [member] | Advertising revenue [member]
Disclosure of transactions between related parties [line items]
Percentage of entity's revenue								30.00%
Total for all related parties [member]
Disclosure of transactions between related parties [line items]
Loss provisions recognized for receivables				$ 100								100	300
Qifei International Development Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Share repurchases, amount									$ 128,600			$ 0	$ 0	$ 128,563
ADS [member]
Disclosure of transactions between related parties [line items]
Dividends recognised as distributions to owners per share	$ 0.4				$ 0.4	$ 0.4						$ 0.8	$ 1.2	$ 0
Dividends, per share	$ 0.4				$ 0.4	$ 0.4						$ 0.8	$ 1.2	$ 0
Number of shares repurchased during period (in shares)			36,971,296									0	2,765,346	26,729,495	6,119,841
Share repurchases, amount			$ 239,000									$ 0	$ 32,695	$ 146,068	$ 50,000
Ordinary shares [member] | Qifei International Development Co, Ltd [member]
Disclosure of transactions between related parties [line items]
Number of shares repurchased during period (in shares)									23,375,000
Share repurchases, amount									$ 128,600
Kunlun Tech Limited [member]
Disclosure of transactions between related parties [line items]
Total revenue recognized												700
Dividends recognised as distributions to owners	$ 25,100											$ 33,000	$ 25,100
Star X [member]
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in associate		19.40%								19.40%
Disposal group held for sale, consideration to be received		$ 83,500								$ 83,500
Disposal group, deferred payments, interest rate		3.50%								3.50%
Proceeds from sales of interests in associates		$ 28,400								$ 28,400